Registration No. 033-59474

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 172
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 172
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
655 9th Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-1209
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Copy to:
BRITNEY L. SCHNATHORST	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
_X__    immediately upon filing pursuant to paragraph (b) of Rule 485
____    on (date) pursuant to paragraph (b) of Rule 485
____     60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Classes A, P, Institutional, and R-6 shares
EXPLANATORY NOTE
This filing relates to the Registrant's prospectus dated September 22, 2015 for Classes A, P, and Institutional shares of the Global Opportunities Equity Hedged Fund; Institutional Class and Class R-6 shares of the SystematEx International Fund; and Class R-6 shares of the SystematEx Large Value Fund, which were included in post-effective amendment number 171 (as filed on September 18, 2015, SEC Accession No. 0000898745-15-000653), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 2nd day of October, 2015.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	October 2, 2015

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	October 2, 2015

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President and Controller (Controller)	October 2, 2015

(E. Ballantine)* __________________________ E. Ballantine	Director	October 2, 2015

(L. T. Barnes)* __________________________ L. T. Barnes	Director	October 2, 2015

(C. Damos)* __________________________ C. Damos	Director	October 2, 2015

(N. M. Everett)* __________________________ N. M. Everett	Chair	October 2, 2015

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	October 2, 2015

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	October 2, 2015

(T. Huang)* __________________________ T. Huang	Director	October 2, 2015

(W. C. Kimball)* __________________________ W. C. Kimball	Director	October 2, 2015

(K. McMillan)* __________________________ K. McMillan	Director	October 2, 2015

(D. Pavelich)* __________________________ D. Pavelich	Director	October 2, 2015

* Pursuant to Power of Attorney appointing M. J. Beer Previously Filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 0000898745-14-001274)